PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 41,055	$ 38,177
IFRS 16 adoption		407
Additions	968	464
Disposals	(160)	(440)
Acquisitions through business combinations	661	1,303
Items recognized through OCI:
Change in fair value	4,112	2,413
Foreign exchange	(604)	49	$ (1,592)
Items recognized through net income:
Change in fair value	(75)	(47)
Depreciation	(1,367)	(1,271)
Ending balance	44,590	41,055	38,177
Construction in progress	598	340
Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,015	24,666
IFRS 16 adoption		79
Additions	474	172
Disposals	0	0
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	3,139	1,537
Foreign exchange	(708)	98
Items recognized through net income:
Change in fair value	12	(17)
Depreciation	(514)	(520)
Ending balance	28,418	26,015	24,666
Right-of-use assets, disposals	74	71
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,300	8,796
IFRS 16 adoption		224
Additions	191	26
Disposals	(160)	(440)
Acquisitions through business combinations	0	550
Items recognized through OCI:
Change in fair value	421	649
Foreign exchange	(167)	(33)
Items recognized through net income:
Change in fair value	(25)	(11)
Depreciation	(550)	(461)
Ending balance	9,010	9,300	8,796
Right-of-use assets, disposals	185	208
Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,505	4,457
IFRS 16 adoption		100
Additions	302	262
Disposals	0	0
Acquisitions through business combinations	661	753
Items recognized through OCI:
Change in fair value	573	230
Foreign exchange	315	(8)
Items recognized through net income:
Change in fair value	(54)	(18)
Depreciation	(290)	(271)
Ending balance	7,012	5,505	4,457
Right-of-use assets, disposals	152	131
Energy transition
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	235	258
IFRS 16 adoption		4
Additions	1	4
Disposals	0	0
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	(21)	(3)
Foreign exchange	(44)	(8)
Items recognized through net income:
Change in fair value	(8)	(1)
Depreciation	(13)	(19)
Ending balance	150	235	$ 258
Right-of-use assets, disposals	$ 3	$ 3